Farmer Mac Guaranteed Securities and USDA Guaranteed Securities - Farmer Mac Guaranteed Securities and USDA Securities (Details) (USD $)	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Farmer Mac Guaranteed Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-sale, at fair value	$ 5,091,600,000	$ 4,766,258,000
USDA Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-sale, at fair value	1,553,669,000	1,486,595,000
Trading, at fair value	58,344,000	104,188,000
Payment Guarantee [Member] | Farmer Mac Guaranteed Securities and USDA Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-Sale Securities Unpaid Principal Balance	6,678,377,000	6,125,128,000
Available-for-sale Securities, Amortized Cost Basis	6,682,569,000	6,130,811,000
Available-for-Sale Gross Unrealized Gains	67,473,000	131,267,000
Available-for-sale Securities, Unrealized Losses	(104,773,000)	(9,225,000)
Available-for-sale, at fair value	6,645,269,000	6,252,853,000
Marketable Securities Unpaid Principal Balance	6,733,750,000	6,223,627,000
Marketable Securities, Amortized Cost	6,742,914,000	6,235,725,000
Marketable Securities, Unrealized Gains	67,666,000	131,891,000
Marketable Securities, Unrealized Losses	(106,967,000)	(10,575,000)
Marketable Securities	6,703,613,000	6,357,041,000
Payment Guarantee [Member] | Trading Account Assets [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net	9,164,000	12,098,000
Farmer Mac Guarantee [Member] | Farmer Mac Guaranteed Securities AgVantage [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-Sale Securities Unpaid Principal Balance	5,066,855,000	4,637,706,000
Available-for-sale Securities, Amortized Cost Basis	5,066,980,000	4,637,866,000
Available-for-Sale Gross Unrealized Gains	64,051,000	110,753,000
Available-for-sale Securities, Unrealized Losses	(60,665,000)	(9,042,000)
Available-for-sale, at fair value	5,070,366,000	4,739,577,000
Farmer Mac Guarantee [Member] | USDA Guarantees - Farmer Mac Guaranteed Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-Sale Securities Unpaid Principal Balance	21,089,000	26,238,000
Available-for-sale Securities, Amortized Cost Basis	20,571,000	25,786,000
Available-for-Sale Gross Unrealized Gains	669,000	909,000
Available-for-sale Securities, Unrealized Losses	(6,000)	(14,000)
Available-for-sale, at fair value	21,234,000	26,681,000
Farmer Mac Guarantee [Member] | Farmer Mac Guaranteed Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-Sale Securities Unpaid Principal Balance	5,087,944,000	4,663,944,000
Available-for-sale Securities, Amortized Cost Basis	5,087,551,000	4,663,652,000
Available-for-Sale Gross Unrealized Gains	64,720,000	111,662,000
Available-for-sale Securities, Unrealized Losses	(60,671,000)	(9,056,000)
Available-for-sale, at fair value	5,091,600,000	4,766,258,000
USDA Guarantee [Member] | USDA Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-Sale Securities Unpaid Principal Balance	1,590,433,000	1,461,184,000
Available-for-sale Securities, Amortized Cost Basis	1,595,018,000	1,467,159,000
Available-for-Sale Gross Unrealized Gains	2,753,000	19,605,000
Available-for-sale Securities, Unrealized Losses	(44,102,000)	(169,000)
Available-for-sale, at fair value	1,553,669,000	1,486,595,000
Trading Securities Unpaid Principal Balance	55,373,000	98,499,000
Trading Securities Amortized Cost	60,345,000	104,914,000
Trading Securities, Unrealized Gains	193,000	624,000
Trading Securities, Unrealized Losses	(2,194,000)	(1,350,000)
Trading, at fair value	58,344,000	104,188,000
Available-for-sale Securities [Member] | Payment Guarantee [Member] | Farmer Mac Guaranteed Securities and USDA Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net	4,192,000	5,683,000
Available-for-sale Securities [Member] | Farmer Mac Guarantee [Member] | Farmer Mac Guaranteed Securities AgVantage [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net	125,000	160,000
Available-for-sale Securities [Member] | Farmer Mac Guarantee [Member] | USDA Guarantees - Farmer Mac Guaranteed Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net	(518,000)	(452,000)
Available-for-sale Securities [Member] | Farmer Mac Guarantee [Member] | Farmer Mac Guaranteed Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net	(393,000)	(292,000)
Available-for-sale Securities [Member] | USDA Guarantee [Member] | USDA Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net	4,585,000	5,975,000
Trading Account Assets [Member] | USDA Guarantee [Member] | Trading Securities, USDA Guaranteed Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Debt instrument, unamortized discount (premium), net	$ 4,972,000	$ 6,415,000